CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Pre-funded warrants Common Stock	Pre-funded warrants Additional Paid-In Capital	Pre-funded warrants	Preferred Stock Series E-1 preferred stock	Preferred Stock Series E-2 Preferred Stock	Preferred Stock Series E-3 preferred stock	Preferred Stock Series E-4 preferred stock	Preferred Stock Series D and Series E-1 Preferred Stock	Preferred Stock	Common Stock Series E-2 Preferred Stock	Common Stock Series E-3 preferred stock	Common Stock Series E-4 preferred stock	Common Stock	Additional Paid-In Capital Series E-2 Preferred Stock	Additional Paid-In Capital Series E-3 preferred stock	Additional Paid-In Capital Series E-4 preferred stock	Additional Paid-In Capital	Accumulated Deficit	Series E-1 preferred stock	Series E-2 Preferred Stock	Series E-4 preferred stock	Series D preferred stock	Total
Balance beginning at Dec. 31, 2021													$ 61				$ 157,260,859	$ (128,197,789)					$ 29,063,131
Balance beginning (in shares) at Dec. 31, 2021													6,110,125
Increase (Decrease) in Stockholders' Equity (Deficit)
Stock-based compensation																	303,805						303,805
Retired shares (in shares)													(1)
Net loss																		(6,239,797)					(6,239,797)
Balance ending at Mar. 31, 2022													$ 61				157,564,664	(134,437,586)					23,127,139
Balance ending (in shares) at Mar. 31, 2022													6,110,124
Balance beginning Series D preferred stock at Dec. 31, 2021																						$ 1,382,023
Balance beginning Series D preferred stock (in shares) at Dec. 31, 2021																						111.11
Balance ending Series D preferred stock at Mar. 31, 2022																						$ 1,382,023
Balance ending Series D preferred stock (in shares) at Mar. 31, 2022																						111.11
Balance beginning at Dec. 31, 2021													$ 61				157,260,859	(128,197,789)					29,063,131
Balance beginning (in shares) at Dec. 31, 2021													6,110,125
Increase (Decrease) in Stockholders' Equity (Deficit)
Net loss																							(11,874,840)
Balance ending at Jun. 30, 2022													$ 61				157,984,617	(140,072,629)					17,912,049
Balance ending (in shares) at Jun. 30, 2022													6,110,122
Balance beginning Series D preferred stock at Dec. 31, 2021																						$ 1,382,023
Balance beginning Series D preferred stock (in shares) at Dec. 31, 2021																						111.11
Balance ending Series D preferred stock at Jun. 30, 2022																						$ 1,382,023
Balance ending Series D preferred stock (in shares) at Jun. 30, 2022																						111.11
Balance beginning at Dec. 31, 2021													$ 61				157,260,859	(128,197,789)					29,063,131
Balance beginning (in shares) at Dec. 31, 2021													6,110,125
Increase (Decrease) in Stockholders' Equity (Deficit)
Net loss																							(19,386,162)
Balance ending at Sep. 30, 2022													$ 61				158,352,376	(147,583,951)					10,768,486
Balance ending (in shares) at Sep. 30, 2022													6,110,118
Balance beginning Series D preferred stock at Dec. 31, 2021																						$ 1,382,023
Balance beginning Series D preferred stock (in shares) at Dec. 31, 2021																						111.11
Balance ending Series D preferred stock at Sep. 30, 2022																						$ 1,382,023	1,382,023
Balance ending Series D preferred stock (in shares) at Sep. 30, 2022																						111.11
Balance beginning at Dec. 31, 2021													$ 61				157,260,859	(128,197,789)					29,063,131
Balance beginning (in shares) at Dec. 31, 2021													6,110,125
Increase (Decrease) in Stockholders' Equity (Deficit)
Stock-based compensation																	1,452,964						1,452,964
Retired shares (in shares)													(6)
Net loss																		(31,792,618)					(31,792,618)
Balance ending at Dec. 31, 2022													$ 94				168,143,557	(159,990,407)					8,153,244
Balance ending (in shares) at Dec. 31, 2022													9,385,272
Balance beginning Series D preferred stock at Dec. 31, 2021																						$ 1,382,023
Balance beginning Series D preferred stock (in shares) at Dec. 31, 2021																						111.11
Balance ending Series D preferred stock at Dec. 31, 2022								$ 1,382,023														$ 1,382,023	1,382,023
Balance ending Series D preferred stock (in shares) at Dec. 31, 2022								111.11														111.11
Increase (Decrease) in Convertible Preferred Stock
Issuance of common stock and pre-funded warrants net of issuance costs													$ 33				9,429,734						9,429,767
Issuance of common stock and pre-funded warrants net of issuance costs (in shares)													3,275,153
Balance beginning at Mar. 31, 2022													$ 61				157,564,664	(134,437,586)					23,127,139
Balance beginning (in shares) at Mar. 31, 2022													6,110,124
Increase (Decrease) in Stockholders' Equity (Deficit)
Stock-based compensation																	419,953						419,953
Retired shares (in shares)													(2)
Net loss																		(5,635,043)					(5,635,043)
Balance ending at Jun. 30, 2022													$ 61				157,984,617	(140,072,629)					17,912,049
Balance ending (in shares) at Jun. 30, 2022													6,110,122
Balance beginning Series D preferred stock at Mar. 31, 2022																						$ 1,382,023
Balance beginning Series D preferred stock (in shares) at Mar. 31, 2022																						111.11
Balance ending Series D preferred stock at Jun. 30, 2022																						$ 1,382,023
Balance ending Series D preferred stock (in shares) at Jun. 30, 2022																						111.11
Increase (Decrease) in Stockholders' Equity (Deficit)
Stock-based compensation																	367,759						367,759
Retired shares (in shares)													(4)
Net loss																		(7,511,322)					(7,511,322)
Balance ending at Sep. 30, 2022													$ 61				158,352,376	(147,583,951)					10,768,486
Balance ending (in shares) at Sep. 30, 2022													6,110,118
Balance ending Series D preferred stock at Sep. 30, 2022																						$ 1,382,023	1,382,023
Balance ending Series D preferred stock (in shares) at Sep. 30, 2022																						111.11
Balance beginning at Dec. 31, 2022													$ 94				168,143,557	(159,990,407)					8,153,244
Balance beginning (in shares) at Dec. 31, 2022													9,385,272
Increase (Decrease) in Stockholders' Equity (Deficit)
Stock-based compensation																	408,206						408,206
Conversion of preferred stock to common stock	$ 3		$ 3
Conversion of preferred stock to common stock (in shares)	355,235
Net loss																		(7,190,470)					(7,190,470)
Balance ending at Mar. 31, 2023													$ 97				168,551,763	(167,180,877)					1,370,983
Balance ending (in shares) at Mar. 31, 2023													9,740,507
Balance beginning Series D preferred stock at Dec. 31, 2022								$ 1,382,023														$ 1,382,023	1,382,023
Balance beginning Series D preferred stock (in shares) at Dec. 31, 2022								111.11														111.11
Balance ending Series D preferred stock at Mar. 31, 2023								$ 1,382,023														$ 1,382,023
Balance ending Series D preferred stock (in shares) at Mar. 31, 2023								111.11														111.11
Increase (Decrease) in Convertible Preferred Stock
Conversion of warrants into common shares	$ 3		3
Conversion of warrants into common shares (in shares)	355,235
Balance beginning at Dec. 31, 2022													$ 94				168,143,557	(159,990,407)					8,153,244
Balance beginning (in shares) at Dec. 31, 2022													9,385,272
Increase (Decrease) in Stockholders' Equity (Deficit)
Net loss																							(17,369,110)
Balance ending at Jun. 30, 2023													$ 97				168,971,520	(177,359,517)					(8,387,900)
Balance ending (in shares) at Jun. 30, 2023													9,740,507
Balance beginning Series D preferred stock at Dec. 31, 2022								$ 1,382,023														$ 1,382,023	1,382,023
Balance beginning Series D preferred stock (in shares) at Dec. 31, 2022								111.11														111.11
Balance ending Series D preferred stock at Jun. 30, 2023								$ 1,382,023														$ 1,382,023
Balance ending Series D preferred stock (in shares) at Jun. 30, 2023								111.11														111.11
Balance beginning at Dec. 31, 2022													$ 94				168,143,557	(159,990,407)					8,153,244
Balance beginning (in shares) at Dec. 31, 2022													9,385,272
Increase (Decrease) in Stockholders' Equity (Deficit)
Net loss																							(34,889,488)
Balance ending at Sep. 30, 2023													$ 99				166,879,534	(194,879,895)					(28,000,262)
Balance ending (in shares) at Sep. 30, 2023													9,918,384
Balance beginning Series D preferred stock at Dec. 31, 2022								$ 1,382,023														$ 1,382,023	1,382,023
Balance beginning Series D preferred stock (in shares) at Dec. 31, 2022								111.11														111.11
Balance ending Series D preferred stock at Sep. 30, 2023								$ 19,202,023														$ 19,202,023	19,202,023
Balance ending Series D preferred stock (in shares) at Sep. 30, 2023								1,336.11											1,225			1,336.11
Balance beginning at Dec. 31, 2022													$ 94				168,143,557	(159,990,407)					8,153,244
Balance beginning (in shares) at Dec. 31, 2022													9,385,272
Increase (Decrease) in Stockholders' Equity (Deficit)
Stock-based compensation																	2,410,288						2,410,288
Issuance of preferred stock, net of issuance costs					$ 17,820,000															$ 17,820,000
Issuance of preferred stock, net of issuance costs (in shares)					1,225
Conversion of preferred stock to common stock									$ (13,142,368)				$ 99				13,142,269
Conversion of preferred stock to common stock (in shares)									(905.24)				9,947,684
Exercise of warrants into common shares													$ 12				2,467,210						2,467,222
Exercise of warrants into common shares (in shares)													1,197,622
Net loss																		(42,770,610)					(42,770,610)
Balance ending at Dec. 31, 2023									$ 4,677,632				$ 207				182,924,210	(202,761,017)					(15,158,968)
Balance ending (in shares) at Dec. 31, 2023									319.76				20,744,110
Balance beginning Series D preferred stock at Dec. 31, 2022								$ 1,382,023														$ 1,382,023	1,382,023
Balance beginning Series D preferred stock (in shares) at Dec. 31, 2022								111.11														111.11
Balance ending Series D preferred stock at Dec. 31, 2023																						$ 1,382,023	$ 1,382,023
Balance ending Series D preferred stock (in shares) at Dec. 31, 2023																						111.11	111.11
Increase (Decrease) in Convertible Preferred Stock
Reclassification of pre-funded warrants to liability liability																	(3,239,112)						$ (3,239,112)
Stock awards (Note 7)													$ 2				(2)
Issuance of common stock and pre-funded warrants net of issuance costs (in shares)					1,225
Balance beginning at Mar. 31, 2023													$ 97				168,551,763	(167,180,877)					1,370,983
Balance beginning (in shares) at Mar. 31, 2023													9,740,507
Increase (Decrease) in Stockholders' Equity (Deficit)
Stock-based compensation																	419,757						419,757
Net loss																		(10,178,640)					(10,178,640)
Balance ending at Jun. 30, 2023													$ 97				168,971,520	(177,359,517)					(8,387,900)
Balance ending (in shares) at Jun. 30, 2023													9,740,507
Balance beginning Series D preferred stock at Mar. 31, 2023								$ 1,382,023														$ 1,382,023
Balance beginning Series D preferred stock (in shares) at Mar. 31, 2023								111.11														111.11
Balance ending Series D preferred stock at Jun. 30, 2023								$ 1,382,023														$ 1,382,023
Balance ending Series D preferred stock (in shares) at Jun. 30, 2023								111.11														111.11
Increase (Decrease) in Stockholders' Equity (Deficit)
Stock-based compensation																	497,878						497,878
Issuance of preferred stock, net of issuance costs				$ 17,820,000															$ 17,820,000
Issuance of preferred stock, net of issuance costs (in shares)																			1,225
Exercise of warrants into common shares													$ 2				$ 649,248						649,250
Exercise of warrants into common shares (in shares)													177,877				649,248
Net loss																		(17,520,378)					(17,520,378)
Balance ending at Sep. 30, 2023													$ 99				$ 166,879,534	(194,879,895)					(28,000,262)
Balance ending (in shares) at Sep. 30, 2023													9,918,384
Balance ending Series D preferred stock at Sep. 30, 2023								$ 19,202,023														$ 19,202,023	19,202,023
Balance ending Series D preferred stock (in shares) at Sep. 30, 2023								1,336.11											1,225			1,336.11
Increase (Decrease) in Convertible Preferred Stock
Reclassification of pre-funded warrants to liability liability																	(3,239,112)						(3,239,112)
Issuance of common stock and pre-funded warrants net of issuance costs (in shares)				1,225
Balance beginning at Dec. 31, 2023									$ 4,677,632				$ 207				182,924,210	(202,761,017)					(15,158,968)
Balance beginning (in shares) at Dec. 31, 2023									319.76				20,744,110
Increase (Decrease) in Stockholders' Equity (Deficit)
Stock-based compensation																	454,363						454,363
Conversion of preferred stock to common stock	$ 11	$ 3,972,529	$ 3,972,540		$ (1,203,346)	$ (33,983,571)				$ 9	$ 100			$ 1,203,337	$ 33,983,471
Conversion of preferred stock to common stock (in shares)	1,079,132				82.26	(1,575)				903,956	9,890,099
Exercise of warrants for preferred stock, net of issuance costs (Note 2)									$ 47,577,000														47,577,000
Exercise of warrants for preferred stock, net of issuance costs (Note 2) (in shares)									2,205
Exercise of warrants into common shares													$ 5				2,298,138						2,298,143
Exercise of warrants into common shares (in shares)													547,177
Retired shares (in shares)													(8)
Net loss																		(26,641,983)					(26,641,983)
Balance ending at Mar. 31, 2024									$ 17,067,715				$ 332				224,836,048	(229,403,000)					12,501,095
Balance ending (in shares) at Mar. 31, 2024									867.5				33,164,466
Balance beginning Series D preferred stock at Dec. 31, 2023																						$ 1,382,023	$ 1,382,023
Balance beginning Series D preferred stock (in shares) at Dec. 31, 2023																						111.11	111.11
Balance ending Series D preferred stock at Mar. 31, 2024																						$ 1,382,023
Balance ending Series D preferred stock (in shares) at Mar. 31, 2024																						111.11
Balance beginning at Dec. 31, 2023									$ 4,677,632				$ 207				182,924,210	(202,761,017)					$ (15,158,968)
Balance beginning (in shares) at Dec. 31, 2023									319.76				20,744,110
Increase (Decrease) in Stockholders' Equity (Deficit)
Net loss																							(42,226,073)
Balance ending at Sep. 30, 2024									$ 13,615,544				$ 406				246,536,080	(244,987,090)					15,164,940
Balance ending (in shares) at Sep. 30, 2024									1,066.1				40,566,534
Balance beginning Series D preferred stock at Dec. 31, 2023																						$ 1,382,023	$ 1,382,023
Balance beginning Series D preferred stock (in shares) at Dec. 31, 2023																						111.11	111.11
Balance ending Series D preferred stock at Sep. 30, 2024																						$ 1,382,023
Balance ending Series D preferred stock (in shares) at Sep. 30, 2024																						111.11
Balance beginning at Mar. 31, 2024									$ 17,067,715				$ 332				224,836,048	(229,403,000)					$ 12,501,095
Balance beginning (in shares) at Mar. 31, 2024									867.5				33,164,466
Increase (Decrease) in Stockholders' Equity (Deficit)
Stock-based compensation																	799,249						799,249
Conversion of preferred stock to common stock						$ (9,224,112)					$ 26				$ 9,224,086
Conversion of preferred stock to common stock (in shares)						(427.5)					2,684,458
Net loss																		(919,371)					(919,371)
Balance ending at Jun. 30, 2024									$ 7,843,603				$ 358				234,859,383	(230,322,371)					12,380,973
Balance ending (in shares) at Jun. 30, 2024									440				35,848,924
Balance beginning Series D preferred stock at Mar. 31, 2024																						$ 1,382,023
Balance beginning Series D preferred stock (in shares) at Mar. 31, 2024																						111.11
Balance ending Series D preferred stock at Jun. 30, 2024																						$ 1,382,023
Balance ending Series D preferred stock (in shares) at Jun. 30, 2024																						111.11
Increase (Decrease) in Stockholders' Equity (Deficit)
Stock-based compensation																	1,534,054						1,534,054
Issuance of preferred stock, net of issuance costs							$ 15,914,632														$ 15,914,632
Issuance of preferred stock, net of issuance costs (in shares)							1,610
Conversion of preferred stock to common stock					$ (1,285,851)		$ (8,856,840)			$ 10		$ 38		$ 1,285,841		$ 8,856,802
Conversion of preferred stock to common stock (in shares)					(87.9)		(896)			965,934		3,750,909
Stock option exercise into common stock (in shares)													767
Net loss																		(14,664,719)					(14,664,719)
Balance ending at Sep. 30, 2024									$ 13,615,544				$ 406				$ 246,536,080	$ (244,987,090)					$ 15,164,940
Balance ending (in shares) at Sep. 30, 2024									1,066.1				40,566,534
Balance ending Series D preferred stock at Sep. 30, 2024																						$ 1,382,023
Balance ending Series D preferred stock (in shares) at Sep. 30, 2024																						111.11